Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Equity Instruments	₩ 952,319	₩ 809,919
Less: non-current	(488,040)	(276,109)
Current	464,279	533,810
Equity Instruments Listed [member]
Disclosure of financial assets [line items]
Equity Instruments	24,285	46,449
Equity Instruments Unlisted [member]
Disclosure of financial assets [line items]
Equity Instruments	64,835	83,017
Debt securities [member]
Disclosure of financial assets [line items]
Equity Instruments	862,481	680,453
Derivatives held for trading [member]
Disclosure of financial assets [line items]
Equity Instruments	₩ 718	₩ 0